FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 8	$ 108	$ 8
Fair value change recorded in net income		(18)	10
Fair value change recorded in other comprehensive income		11	0
Additions (1)		164	97
Disposals		(8)	(7)
Balance at end of period		257	108
Other financial assets - available-for-sale equity instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Additions (1)		34
Warrants
Reconciliation of changes in fair value measurement, assets [abstract]
Additions (1)		39
Other financial assets - secured debentures
Reconciliation of changes in fair value measurement, assets [abstract]
Additions (1)		91
Other financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year		91
Additions (1)	25
Balance at end of period		222	91
Corporate bonds
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year		0
Additions (1)	66
Balance at end of period		0	0
Loans and notes receivable
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year		8
Additions (1)	$ 6
Balance at end of period		$ 1	$ 8